Other Assets and Other Liabilities - Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Deferred costs of equity offering	$ 7,778	$ 1,310
Distribution receivables	5,891	2,010
Promissory Note receivable	5,104	4,513
Fixed assets (Note 7)	4,344	7,336
Insurance reimbursable receivable	3,211	0
Prepaid expenses	2,329	2,345
Other assets	2,051	2,369
Total Other assets, net	32,903	19,883
Related Party
Related Party Transaction [Line Items]
Related party receivables	17,795	8,877
Allowance for related party receivables	$ (15,600)	$ (8,877)